Fair value of financial instruments - Level 3 financial instruments (Details) € in Millions, $ in Millions			6 Months Ended
	May 31, 2024 EUR (€)	Jan. 22, 2024 USD ($)	Sep. 30, 2024 EUR (€)	Sep. 30, 2023 EUR (€)	[1]	Mar. 31, 2024 EUR (€)
Fair value of financial instruments
Purchase of investments			€ 1,167	€ 1,703
Vodafone Spain
Fair value of financial instruments
Non-cash consideration	€ 900
Zegona, equity investment | Vodafone Spain
Fair value of financial instruments
Non-cash consideration	€ 900
Financial assets at fair value
Fair value of financial instruments
Financial assets			13,247			€ 10,725
Financial assets at fair value through profit or loss | Convertible loan notes, AST SpaceMobile, Inc
Fair value of financial instruments
Financial assets			103
Purchase of investments | $		$ 25
Period after initial closing after which conversion option becomes exercisable		12 months
Level 3 | Zegona, equity investment
Fair value of financial instruments
Redeemable preference shares received on disposal of subsidiary, redemption period	6 years
Financial assets			915
Level 3 | Financial assets at fair value | Equity securities
Fair value of financial instruments
Financial assets			915			€ 0
Level 3 | Financial assets at fair value | Debt securities
Fair value of financial instruments
Financial assets			€ 103
Level 3 | Financial assets at fair value through profit or loss | Equity securities
Fair value of financial instruments
Percentage of reasonably possible increase or decrease in volatility assumption			10.00%
Level 3 | Financial assets at fair value through profit or loss | Zegona, equity investment
Fair value of financial instruments
Financial assets			€ 915
Increase (decrease) in financial assets from reasonably possible increase in volatility assumption			(35)
Increase (decrease) in financial assets from reasonably possible decrease in volatility assumption			€ 0

[1]	The results for the six months ended 30 September 2023 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are reported as discontinued operations. See note 5 ‘Discontinued operations and assets held for sale’ for more information.